Property, Plant and Equipment, Net (Details) - Schedule of Property and Equipment ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, net gross	¥ 20,442	$ 2,964	¥ 12,515
Less: Accumulated depreciation	(4,160)	(603)	(2,419)
Total construction in progress	16,282	2,361	10,096
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net gross	754	109	857
Computer and network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net gross	1,235	181	1,150
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net gross	14,370	2,082	7,096
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net gross	187	27	783
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net gross	¥ 3,896	$ 565	¥ 2,629